UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James  Ash, Gemini Fund Services, LLC

             80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  12/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Shares						Value
	INVESTMENTS - 77.3%
	UNAFFILIATED TRADING COMPANIES - 1.7%
91,474	ISAM Systematic Program Class ISAM (a,b) *					$ 2,466,868
24,366	Winton Diversified Trading Program Class WNTN (a,b) *					2,645,088
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $4,439,283)					5,111,956
Principal Amount ($)					Maturity
	STRUCTURED NOTE - 7.3%
149,208	Barclays Bank PLC Linked Note (a,b) *				1/28/2015	21,595,809
	(Cost - $14,878,731)
				Yield
	BONDS & NOTES - 65.9%
	ADVERTISING - 0.0%
100,000	WPP Finance UK			8.0000%	9/15/2014	104,976

	AEROSPACE/DEFENSE - 0.2%
25,000	Boeing Co.			5.8750	2/15/2040	29,666
213,000	Boeing Co.			6.8750	3/15/2039	281,556
100,000	Boeing Co.			3.7500	11/20/2016	107,716
205,000	United Technologies Corp.			3.1000	6/1/2022	200,445
						619,383
	AGRICULTURE - 0.2%
615,000	Altria Group, Inc.			2.8500	8/9/2022	566,244
100,000	Altria Group, Inc.			4.1250	9/11/2015	105,524
						671,768
	AIRLINES - 0.2%
70,000	Southwest Airlines Co.			5.2500	10/1/2014	72,235
50,000	Southwest Airlines Co.			5.1250	3/1/2017	54,303
371,000	Southwest Airlines Co.			5.7500	12/15/2016	413,318
						539,856
	AUTO MANUFACTURERS - 0.2%
150,000	Daimler Finance North America LLC (c)			1.4500	8/1/2016	150,666
475,000	Ford Motor Co.			7.4500	7/16/2031	581,717
100,000	Toyota Motor Credit Corp.			1.7500	5/22/2017	100,465
						832,848
	AUTO PARTS & EQUIPMENT - 0.1%
90,000	American Axle & Manufacturing, Inc.			6.6250	10/15/2022	94,725
85,000	Goodyear Tire & Rubber Co.			7.0000	5/15/2022	91,481
						186,206
	BANKS - 5.5%
400,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC			7.5000	9/26/2019	426,500
525,000	Australia & New Zealand Banking Group Ltd. (c)			4.8750	1/12/2021	571,118
100,000	Australia & New Zealand Banking Group Ltd. (c)			3.2500	3/1/2016	104,785
200,000	Banco Davivienda SA (c)			2.9500	1/29/2018	193,000
500,000	Banco de Bogota SA (c)			5.3750	2/19/2023	490,000
200,000	Banco de Bogota SA			5.3750	2/19/2023	196,000
200,000	Banco de Bogota SA			5.0000	1/15/2017	211,500
100,000	Banco de Chile			6.2500	6/15/2016	109,145
500,000	Banco de Credito del Peru (c)			4.2500	4/1/2023	461,875
200,000	Banco de Credito del Peru/Panama			4.7500	3/16/2016	210,000
150,000	Banco de Credito del Peru/Panama (c,d)			6.1250	4/24/2027	149,625
200,000	Banco de Credito e Inversiones			3.0000	9/13/2017	200,439
150,000	Banco del Estado de Chile			2.0000	11/9/2017	147,337
200,000	Banco do Brasil SA/Cayman			3.8750	1/23/2017	204,500
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Principal Amount ($)				Yield	Maturity	Value
	BANKS - 5.5% (continued)
200,000	Banco do Brasil SA/Cayman (d)			8.5000%	Perpetual	$ 215,500
800,000	Banco GNB Sudameris SA (c)			3.8750	5/2/2018	769,000
100,000	Banco GNB Sudameris SA			3.8750	5/2/2018	96,125
300,000	Banco Internacional del Peru SAA (d)			8.5000	4/23/2070	313,500
200,000	Banco Mercantil del Norte SA			4.3750	7/19/2015	209,000
200,000	Banco Santander Chile (d)			1.8421	1/19/2016	198,600
200,000	Bancolombia SA			4.2500	1/12/2016	207,500
700,000	Bancolombia SA			5.9500	6/3/2021	728,000
575,000	Bank of Montreal			1.4000	9/11/2017	566,091
100,000	Bank of Montreal			1.3000	7/15/2016	100,839
100,000	Bank of Nova Scotia			1.3750	7/15/2016	101,100
100,000	BB&T Corp.			3.2000	3/15/2016	104,571
300,000	BB&T Corp.			1.6000	8/15/2017	297,322
200,000	BBVA Banco Continental SA			5.0000	8/26/2022	199,000
500,000	BBVA Bancomer SA/Texas			6.5000	3/10/2021	527,500
150,000	BBVA Bancomer SA/Texas			4.5000	3/10/2016	159,000
200,000	Caixa Economica Federal			2.3750	11/6/2017	185,750
400,000	Caixa Economica Federal			3.5000	11/7/2022	324,000
95,000	CIT Group, Inc.			5.0000	8/15/2022	92,625
200,000	Corpbanca SA			3.1250	1/15/2018	191,337
250,000	CorpGroup Banking SA (c)			6.7500	3/15/2023	240,774
250,000	CorpGroup Banking SA			6.7500	3/15/2023	240,774
109,000	DBS Bank Ltd. (d)			5.0000	11/15/2019	111,913
250,000	Goldman Sachs Group, Inc.			5.7500	1/24/2022	281,422
50,000	Goldman Sachs Group, Inc.			5.7500	10/1/2016	55,799
500,000	Industrial Senior Trust			5.5000	11/1/2022	460,000
200,000	Industry & Construction Bank St Petersburg OJSC Via Or-ICB for Industry (d)			5.0100	9/29/2015	204,500
400,000	Itau Unibanco Holding SA/Cayman Island			5.5000	8/6/2022	381,000
550,000	JPMorgan Chase & Co.			4.5000	1/24/2022	581,752
100,000	JPMorgan Chase & Co.			3.1500	7/5/2016	104,838
575,000	Korea Development Bank			4.3750	8/10/2015	604,700
100,000	Korea Development Bank			3.2500	3/9/2016	103,867
275,000	Morgan Stanley			3.7500	2/25/2023	267,593
100,000	Morgan Stanley			1.7500	2/25/2016	101,343
100,000	National Australia Bank Ltd. (c)			3.0000	7/26/2016	104,668
200,000	OVERSEA-CHINESE BANKING			4.2500	11/18/2019	204,307
350,000	PNC Funding Corp.			3.3000	3/8/2022	343,926
225,000	PNC Funding Corp.			4.3750	8/11/2020	240,543
100,000	PNC Funding Corp.			2.7000	9/19/2016	104,306
200,000	Sberbank of Russia Via SB Capital SA			5.1800	6/28/2019	209,750
200,000	Sberbank of Russia Via SB Capital SA			5.1250	10/29/2022	191,000
600,000	Scotiabank Peru SA (c,d)			4.5000	12/13/2027	525,000
300,000	Scotiabank Peru SA (d)			4.5000	12/13/2027	262,500
100,000	Vnesheconombank Via VEB Finance PLC			5.4500	11/22/2017	107,130
200,000	VTB Bank OJSC Via VTB Capital SA			6.9500	10/17/2022	205,000
125,000	Wells Fargo & Co.			1.5000	7/1/2015	126,758
525,000	Wells Fargo & Co.			4.6000	4/1/2021	575,519
100,000	Westpac Banking Corp.			1.1250	9/25/2015	101,084
						16,303,950

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Principal Amount ($)				Yield	Maturity	Value
	BEVERAGES - 0.5%
400,000	Anadolu Efes Biracilik Ve Malt Sanayii AS (c)			3.3750%	11/1/2022	$ 318,000
100,000	Anheuser-Bush InBev Worldwide, Inc.			0.8000	7/15/2015	100,498
280,000	Coca-Cola Co.			1.8000	9/1/2016	286,726
200,000	Corp Lindley SA (c)			4.6250	4/12/2023	184,500
50,000	Corp Lindley SA (c)			6.7500	11/23/2021	52,750
394,000	Diageo Capital PLC			1.5000	5/11/2017	393,149
						1,335,623
	BIOTECHNOLOGY - 0.3%
100,000	Amgen, Inc.			2.1250	5/15/2017	101,266
350,000	Biogen Idec, Inc.			6.8750	3/1/2018	412,629
310,000	Celgene Corp.			3.2500	8/15/2022	293,495
100,000	Gilead Sciences, Inc.			3.0500	12/1/2016	105,587
						912,977
	BUILDING MATERIALS - 0.0%
100,000	Cemex Espana Luxembourg			9.2500	5/12/2020	109,750

	CHEMICALS - 0.5%
100,000	Ashland, Inc.			4.7500	8/15/2022	95,000
105,000	Celanese US Holdings LLC			4.6250	11/15/2022	100,537
100,000	Dow Chemical Co.			2.5000	2/15/2016	103,040
315,000	Dow Chemical Co.			3.0000	11/15/2022	293,782
225,000	Ecolab, Inc.			1.0000	8/9/2015	225,700
185,000	Ecolab, Inc.			2.3750	12/8/2014	187,897
200,000	LPG International, Inc.			7.2500	12/20/2015	220,000
200,000	Sociedad Quimica y Minera de Chile SA			6.1250	4/15/2016	213,929
						1,439,885
	COLLATERALIZED MORTAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 5.3%
718,775	Fannie Mae REMICS 2005-2 S (e)			6.4354	2/25/2035	125,185
1,473,753	Fannie Mae REMICS 2006-99 AS (e)			6.4154	10/25/2036	243,802
1,375,903	Fannie Mae REMICS 2006-119 PS (e)			6.5354	12/25/2036	205,913
1,627,002	Fannie Mae REMICS 2006-126 CS (e)			6.5354	1/25/2037	243,947
986,010	Fannie Mae REMICS 2009-41 ZA (e)			4.5000	6/25/2039	1,010,200
1,354,417	Fannie Mae REMICS 2009-98 DZ (e)			4.5000	12/25/2039	1,395,190
578,584	Fannie Mae REMICS 2010-76 ZK (e)			4.5000	7/25/2040	611,232
736,378	Fannie Mae REMICS 2010-115 SE (e)			5.8354	10/25/2040	135,343
559,781	Fannie Mae REMICS 2010-134 CS (e)			6.5154	12/25/2025	98,219
559,781	Fannie Mae REMICS 2010-134 SE (e)			6.4854	12/25/2025	95,621
440,143	Fannie Mae REMICS 2011-111 EZ (e)			5.0000	11/25/2041	467,144
254,994	Fannie Mae REMICS 2011-18 UZ (e)			4.0000	3/25/2041	243,022
557,000	Fannie Mae REMICS 2011-74 KL (e)			5.0000	6/25/2040	601,489
431,677	Fannie Mae REMICS 2013-6 ZH (e)			1.5000	2/25/2043	284,429
1,551,216	Fannie Mae REMICS 2013-74 YS (e)			5.7531	7/25/2043	1,110,395
500,000	Fannie Mae REMICS 2013-115 NS (e)			11.5611	11/25/2043	473,953
824,345	Fannie Mae REMICS 2013-122 DS (e)			5.2025	7/25/2043	615,093
826,936	Freddie Mac REMICS 2663 ZP (e)			5.0000	8/15/2033	897,786
309,485	Freddie Mac REMICS 2909 Z (e)			5.0000	12/15/2034	337,399
609,098	Freddie Mac REMICS 3257 SI (e)			6.1534	12/15/2036	99,461
1,873,335	Freddie Mac REMICS 3753 SB (e)			5.8334	11/15/2040	304,083
934,795	Freddie Mac REMICS 3770 SP (e)			6.3334	11/15/2040	121,522
753,879	Freddie Mac REMICS 3818 JA (e)			4.5000	1/15/2040	784,470

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Principal Amount ($)				Yield	Maturity	Value
	COLLATERALIZED MORTAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 5.3% (continued)
1,126,807	Freddie Mac REMICS 3926 FS (e)			6.4134%	9/15/2041	$ 251,094
533,085	Freddie Mac REMICS 3957 DZ (e)			3.5000	11/15/2041	487,197
342,157	Freddie Mac REMICS 3957 HZ (e)			4.0000	11/15/2041	301,586
683,614	Freddie Mac REMICS 4259 GS (e)			11.5557	10/15/2043	659,398
656,909	Freddie Mac REMICS 4259 SJ (e)			11.5557	10/15/2043	608,389
3,000,000	Government National Mortgage Association 2013-188 MS			5.3789	12/16/2043	433,200
1,000,000	Government National Mortgage Association 2013-148 DS			5.5134	10/16/2043	142,624
979,479	Government National Mortgage Association 2013-120 GS			5.1998	8/20/2043	748,232
2,005,000	Government National Mortgage Association 2013-119 TZ			3.0000	8/20/2043	1,543,633
						15,680,251
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 10.9%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)			1.1446	6/25/2035	438,348
1,852,171	Alternative Loan Trust 2005-J8 1A5			5.5000	7/25/2035	1,752,268
499,741	Alternative Loan Trust 2007-22 2A16			6.5000	9/25/2037	385,752
1,625,000	American General Mortgage Loan Trust 2010-1A A3 (c,d)			5.6500	3/25/2058	1,681,612
499,356	Banc of America Funding 2006-3A1 Trust (b,d)			5.7500	3/25/2036	468,441
753,692	Banc of America Funding 2012-R4 A Trust (b,c,d)			0.4283	3/4/2039	735,986
1,645,497	Banc of America Mortgage 2007-1 Trust 2007-1 2A17			6.0000	1/25/2037	1,609,046
431,898	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A			5.0000	5/25/2034	434,185
1,502,772	CHL Mortgage Pass-Through Trust 2007-12 A9			5.7500	8/25/2037	1,422,559
1,333,781	CHL Mortgage Pass-Through Trust 2007-5 A51			5.7500	5/25/2037	1,230,472
208,348	Citicorp Mortgage Securities Trust Series 2007-2 3A1			5.5000	2/25/2037	202,652
707,715	Citicorp Mortgage Securities Trust Series 2007-6 1A5			6.0000	7/25/2037	711,126
1,361	CitiMortgage Alternative Loan Trust Series 2007-A4 1A13			5.7500	4/25/2037	1,145
415,575	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3			5.2500	9/25/2035	399,513
567,219	CSMC Mortgage-Backed Trust 2006-9 2A1			5.5000	11/25/2036	561,205
911,070	CSMC Mortgage-Backed Trust 2007-1 5A14			6.0000	2/25/2037	772,260
170,951	CSMC Series 2009-13R 2A1 (c)			6.0000	1/26/2037	174,385
941,876	CSMC Series 2010-4R 3A17 (c,d)			7.2026	6/26/2037	841,264
881,796	CSMC Trust 2013-3R 1A1 (b,c,d)			1.2960	4/27/2035	845,652
485,639	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)			2.2325	5/25/2035	407,745
2,610,197	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)			2.8360	1/25/2036	2,261,988
883,858	HomeBanc Mortgage Trust 2005-3 A1 (d)			0.4046	7/25/2035	784,260
238,573	JP Morgan Mortgage Trust 2007-S1 1A1			5.0000	3/25/2022	236,073
1,266,908	JP Morgan Mortgage Trust 2007-S2 1A15			6.7500	6/25/2037	1,080,944
201,702	Jp Morgan Resecuritization Trust Series 2011-2 2A3 (c,d)			3.5000	7/26/2036	206,783
381,882	Jp Morgan Resecuritization Trust Series 2011-2 6A11 (c,d)			5.5000	12/26/2035	379,995
118,615	Morgan Stanley Mortgage Loan Trust 2004-1 1A1			5.0000	11/25/2018	121,391
390,194	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)			5.4615	6/25/2036	327,677
618,268	Opteum Mortgage Acceptance Corp. Asset Backed Pass - Through Certificates 2005-5 2AN (d)			5.6750	12/25/3035	647,555
530,336	PHH Alternative Mortgage Trust Series 2007-2 3A1			6.0000	5/25/2037	433,762
2,005,867	Prime Mortgage Trust 2006-DR1 2A1 (c)			5.5000	5/25/2035	1,920,521
561,175	RALI Series 2006-QA1 A21 Trust (d)			3.7766	1/25/2036	415,352
612,674	RALI Series 2006-QS10 A9 Trust			6.5000	8/25/2036	493,255
606,969	Residential Asset Securitization Trust 2006-A6 2A11			6.0000	7/25/2036	492,717
719,427	Residential Asset Securitization Trust 2007-A3 1A1 (d)			0.6146	4/25/2037	428,554
93,580	Residential Asset Securitization Trust 2007-A3 1A2			45.1214	4/25/2037	176,733
129,716	RFMSI Series 2003-S16 A1 Trust			4.7500	9/25/2018	129,582
471,609	RFMSI Series 2006-S3 A7 Trust			5.5000	3/25/2036	415,382
818,558	RFMSI Series 2006-S7 A3 Trust			6.2500	8/25/2036	728,079
1,508,163	RFMSI Series 2007-S1 A5 Trust			6.0000	1/25/2037	1,322,351
532,769	RFMSI Series 2007-S2 A4 Trust			6.0000	2/25/2037	471,401
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Principal Amount ($)				Yield	Maturity	Value
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 10.9% (continued)
1,420,551	RFMSI Series 2007-S6 1A11 Trust			6.0000%	6/25/2037	$ 1,222,664
227,230	Structured Asset Securities Corp. Mortgage Pass-through Certificates 2004-11XS 2A2 (f)			5.1280	6/25/2034	249,348
1,052,923	Wells Fargo Mortgage Backed Securities 2006-2 3A1 Trust			5.7500	3/25/2036	1,037,450
300,835	Wells Fargo Mortgage Backed Securities 2007-13 A6 Trust			6.0000	9/25/2037	299,826
679,066	Wells Fargo Mortgage Backed Securities 2007-7 A38 Trust			6.0000	6/25/2037	638,483
						31,997,742
	COMMERCIAL MBS - 5.8%
100,000	BAMLL Commercial Mortgage Securities Trust 2012-CLRN B (c,d)			1.7666	8/15/2029	100,126
100,000	BAMLL Commercial Mortgage Securities Trust 2012-CLRN D (c,d)			2.8666	8/15/2029	100,490
50,000	Banc of America Commercial Mortgage Trust 2006-4 AM			5.6750	7/10/2046	54,522
200,000	Banc of America Commercial Mortgage Trust 2007-2 AM (d)			5.6326	4/10/2049	222,280
250,000	Banc of America Commercial Mortgage Trust 2007-4 AM (d)			5.8128	2/10/2051	275,689
73,479	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8 A4			4.6740	6/11/2041	76,419
100,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 AJ (d)			5.0050	2/13/2042	103,682
100,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14 AM			5.2430	12/11/2038	108,716
194,370	Boca Hotel Portfolio Trust 2013 BOCA A (c,d)			1.3166	8/15/2026	194,702
250,000	Boca Hotel Portfolio Trust 2013 BOCA D (c,d)			3.2166	8/15/2026	250,300
340,000	CD 2007-CD4 AMFX Commercial Mortgage Trust (d)			5.3660	12/11/2049	351,137
2,025,860	CD 2007-CD5 XP Mortgage Trust (c,d)			0.1676	11/15/2044	3,770
50,000	Citigroup Commercial Mortgage Trust 2006-C4 AM (d)			5.7778	3/15/2049	53,992
130,000	Citigroup Commercial Mortgage Trust 2006-C5 AM			5.4620	10/15/2049	142,459
250,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)			6.1350	12/10/2049	277,094
986,344	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)			2.2395	9/10/2045	113,447
300,000	COMM 2006-C7 AM Mortgage Trust (d)			5.7768	6/10/2046	322,430
100,000	COMM 2006-C8 AM Mortgage Trust			5.3470	12/10/2046	109,237
259,962	COMM 2006-FL12 B Mortgage Trust (c,d)			0.3366	12/15/2020	255,969
1,979,150	Commercial Mortgage Pass Through Certificates 2012-CR3 XA (d)			2.1994	10/15/2045	244,310
250,000	Commercial Mortgage Pass Through Certificates 2013-FL3 RRI2 (b,c)			4.4174	10/13/2028	250,445
250,000	Commercial Mortgage Trust 2006-FL4A D (c)			0.4383	11/5/2021	243,806
250,000	Commercial Mortgage Trust 2006-FL4A G (c,d)			0.5883	11/5/2021	236,016
250,000	Commercial Mortgage Trust 2007-GG11 AM (d)			5.8670	12/10/2049	273,932
250,000	Commercial Mortgage Trust 2007-GG9 AM			5.4750	3/10/2039	266,026
250,000	Commercial Mortgage Trust 2007-GG9 AMFX (d)			5.4750	3/10/2039	263,775
250,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1 C (d)			5.4648	2/15/2039	256,552
350,000	Credit Suisse Commercial Mortgage Trust Series 2006-C3 AM (d)			5.7906	6/15/2038	379,419
575,000	Credit Suisse Commercial Mortgage Trust Series 2006-C4 AM			5.5090	9/15/2039	617,406
275,000	Credit Suisse Commercial Mortgage Trust Series 2006-C5 AM			5.3430	12/15/2039	293,604
40,596	Credit Suisse First Boston Mortgage Securities Corp. 1998-C2 F (c,d)			6.7500	11/15/2030	42,111
263,000	Credit Suisse First Boston Mortgage Securities Corp. 2005-C2 AMFX			4.8770	4/15/2037	264,338
200,000	Credit Suisse First Boston Mortgage Securities Corp. 2007-TFLA B (c,d)			0.3166	2/15/2022	197,534
550,000	Credit Suisse First Boston Mortgage Securities Corp. 2007-TFLA G (c,d)			0.5366	2/15/2022	523,176
184,855	Credit Suisse Mortgage Capital Certificates 2006-TF2A A2 (c,d)			0.3366	10/15/2021	183,691
213,477	Credit Suisse Mortgage Capital Certificates 2006-TF2A KERB (c,d)			0.6166	9/15/2021	209,849
256,173	Credit Suisse Mortgage Capital Certificates 2006-TF2A KERE (c,d)			0.7666	9/15/2021	249,322
256,025	Credit Suisse Mortgage Capital Certificates 2007-TF2A A1 (c,d)			0.3466	4/15/2022	255,431
250,000	CSMC Series 2009-RR2 IQB (c,d)			5.6945	4/16/2049	270,216
200,000	DBRR 2012- EZ1 B Trust (b,c)			1.3930	9/25/2045	200,340
218,622	GE Capital Commercial Mortgage Corp. 2004-C2 PPL4 (c,d)			8.1540	3/10/2039	219,870
300,000	GS Mortgage Securities Corp. II 2013-KYO A (c,d)			1.0179	11/8/2029	298,310
100,000	GS Mortgage Securities Trust 2006-GG6 AM (d)			5.6220	4/10/2038	108,214
300,000	GS Mortgage Securities Trust 2006-GG8 AJ			5.6220	11/10/2039	293,816
300,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-PHH A (c,d)			1.8327	10/15/2025	301,604
250,999	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2 (c,d)			0.3966	11/15/2018	239,491
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Principal Amount ($)				Yield	Maturity	Value
	COMMERCIAL MBS - 5.8% (continued)
1,493,210	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)			0.5447%	5/15/2045	$ 19,692
73,907	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 ASB			5.8570	2/15/2051	79,124
200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (d)			5.4660	6/12/2047	219,659
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LPD12 AM (d)			5.9992	2/15/2051	277,104
983,743	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (d)			1.9931	5/15/2045	100,605
2,412,873	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)			2.1567	10/15/2045	275,823
979,088	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (d)			2.0128	6/15/2045	96,243
200,000	JP Morgan Chase Commercial Mortgage Series Trust 2013-FL3 D (c,d)			2.5166	4/15/2028	196,603
175,000	JP Morgan Commercial Mortgage-Backed Securities Trust 2009-RR2 GEB (c)			5.5430	12/13/2049	187,179
157,943	LANDMARK CDO 2005-1X A2L			0.6880	6/1/2017	157,953
250,000	LB Commercial Mortgage Trust 2007-C3 AMFL (c,d)			5.8839	7/15/2044	276,480
250,000	LB-UBS Commercial Mortgage Trust 2005-C2 AJ			5.2050	4/15/2030	258,826
100,000	LB-UBS Commercial Mortgage Trust 2005-C3 AM			4.7940	7/15/2040	104,802
250,000	LB-UBS Commercial Mortgage Trust 2005-C7 AJ (d)			5.3230	11/15/2040	264,399
250,000	LB-UBS Commercial Mortgage Trust 2006-C6 AM			5.4130	9/15/2039	274,830
2,311,147	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)			0.6512	11/15/2038	38,640
1,915,137	LB-UBS Commercial Mortgage Trust 2006-C7 XW (c,d)			0.6512	11/15/2038	32,444
150,000	Merrill Lynch Mortgage Trust 2005-CIP1 AM (d)			5.1070	7/12/2038	158,377
250,000	Merrill Lynch Mortgage Trust 2005-CKI1 AJ (d)			0.5280	11/12/2037	262,926
100,000	Merrill Lynch Mortgage Trust 2006-C1 AM (d)			5.6826	5/12/2039	107,793
250,000	ML-CFC Commercial Mortgage Trust 2007-5 AM			5.4190	8/12/2048	262,511
984,616	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)			1.8873	8/15/2045	93,065
237,245	Morgan Stanley Capital I, Inc. 2006-XLF J (c,d)			0.5970	7/15/2019	232,021
203,754	Morgan Stanley Capital I, Inc. 2007-XLF9 J (c,d)			2.2670	12/15/2020	200,270
250,000	Morgan Stanley Capital I Trust 2005-HQ7 AM (d)			5.2074	11/14/2042	262,365
250,000	Morgan Stanley Capital I Trust 2005-IQ10 AJ (d)			5.2226	9/15/2042	262,244
250,000	Morgan Stanley Capital I Trust 2005-T19 AJ (d)			4.9850	6/12/2047	259,763
250,000	Morgan Stanley Capital I Trust 2007-IQ13 AM			5.4060	3/15/2044	271,749
964,056	Morgan Stanley Capital I Trust 2011-C1 XA (c.d)			0.9382	9/15/2047	23,330
255,000	RBS Greenwich Capital Mortgage Loan Trust 2010-MB1 C (c,d)			4.6860	4/15/2024	264,681
55,181	SMA Issuer I LLC 2012-LV1 A (c)			3.5000	8/20/2025	55,301
1,964,775	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)			2.1704	8/10/2049	239,453
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ (d)			5.4130	12/15/2043	240,270
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AMFL (c,d)			0.3666	12/15/2043	284,790
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)			5.9245	2/15/2051	276,115
985,716	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)			2.2307	8/15/2045	115,220
1,474,382	WF-RBS Commercial Mortgage Trust 2012-C9 XA (c,d)			2.2552	11/15/2045	181,213
						17,212,928
	COMMERCIAL SERVICES - 0.3%
325,000	ADT Corp.			3.5000	7/15/2022	282,897
100,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.			5.5000	4/1/2023	96,875
85,000	RR Donnelley & Sons			7.8750	3/15/2021	94,350
95,000	Safeway Group Holdings LLC / Safeway Finance Corp. (c)			7.0000	5/15/2018	100,225
100,000	Service Corp. International/US (c)			5.3750	1/15/2022	101,250
90,000	United Rentals North America Inc.			7.6520	4/15/2022	100,012
						775,609
	COMPUTERS - 0.0%
100,000	Hewlett-Packard Co.			3.3000	12/9/2016	104,663

	COSMETICS/PERSONAL CARE - 0.1%
100,000	Procter & Gamble Co.			3.1500	9/1/2015	104,219
105,000	Revlon Consumer Products Corp. (c)			5.7500	2/15/2021	103,556
						207,775
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Principal Amount ($)				Yield	Maturity	Value
	DISTRIBUTION/WHOLESALE - 0.1%
300,000	Arrow Electronics, Inc.			3.3750%	11/1/2015	$ 310,465
95,000	HD Supply, Inc. (c)			7.5000	7/15/2020	102,362
						412,827
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
100,000	American Express Credit Corp.			1.7500	6/12/2015	101,614
575,000	American Express Credit Corp.			2.1250	7/27/2018	575,965
540,000	General Electric Capital Corp.			2.9000	1/9/2017	563,744
100,000	General Electric Capital Corp.			1.6250	7/2/2015	101,625
100,000	John Deere Capital Corp.			1.4000	3/15/2017	99,731
498,000	National Rural Utilities Cooperative Finance Corp.			10.3750	11/1/2018	673,487
100,000	National Rural Utilities Cooperative Finance Corp.			3.8750	9/16/2015	105,253
95,000	Nuveen Investments, Inc. (c)			9.5000	10/15/2020	95,238
121,033	Peru Enhanced Pass-Through Finance Ltd.			-	5/31/2018	109,716
200,000	PTTEP Australia International Finance Pty Ltd.			4.1520	7/19/2015	207,414
400,000	Tanner Services Financieros SA (c)			4.3750	3/13/2018	383,519
						3,017,306
	ELECTRIC - 0.7%
200,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd. (c)			9.5000	11/12/2020	213,000
200,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd.			9.5000	11/12/2020	213,000
275,000	Duke Energy Corp.			3.5500	9/15/2021	275,068
100,000	Duke Energy Corp.			2.1500	11/15/2016	102,484
200,000	Empresas Publicas de Medellin ESP			7.6250	7/29/2019	236,000
200,000	Instituto Costarricense de Electricidad (c)			6.9500	11/10/2021	205,250
350,000	MidAmerican Energy Holdings Co.			6.5000	9/15/2037	406,539
100,000	Southern Co.			1.9500	9/1/2016	102,052
378,000	Southern Power Co.			4.8750	7/15/2015	401,045
						2,154,438
	ENGINEERING & CONSTRUCTION - 0.2%
200,000	Andrade Gutierrez International SA			4.0000	4/30/2018	189,000
300,000	OAS Financial Ltd. (c,d)			8.8750	Perpetual	265,500
						454,500
	ENTERTAINMENT - 0.0%
65,000	Cinemark USA, Inc.			7.3750	6/15/2021	71,825

	ENVIRONMENTAL CONTROL - 0.2%
365,000	Waste Management, Inc.			6.1250	11/30/2039	417,010
100,000	Waste Management, Inc.			2.6000	8/29/2011	103,217
						520,227
	FOOD - 1.7%
500,000	Cencosud SA (c)			4.8750	1/20/2023	466,587
200,000	Cencosud SA			4.8750	1/20/2023	186,635
375,000	ConAgra Foods, Inc.			3.2000	1/25/2023	348,160
100,000	Corp Pesquera Inca SAC (c)			9.0000	2/10/2017	99,500
250,000	Corp Pesquera Inca SAC			9.0000	2/10/2017	248,750
200,000	Cosan Luxembourg SA (c)			5.0000	3/14/2023	173,760
400,000	ESAL GMBH			6.2500	2/5/2023	361,000
400,000	ESAL GmbH (c)			6.2500	2/5/2023	359,000
100,000	General Mills, Inc.			5.7000	2/15/2017	112,135

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Principal Amount ($)				Yield	Maturity	Value
	FOOD - 1.7% (continued)
100,000	Hawk Acquisition Sub, Inc. (c)			4.2500%	10/15/2020	$ 96,750
230,000	Kellogg Co.			7.4500	4/1/2031	290,107
100,000	Kellogg Co.			1.7500	5/17/2017	99,882
445,000	Kroger Co.			3.4000	4/15/2022	431,640
68,000	Kroger Co.			4.9500	1/15/2015	70,946
50,000	Kroger Co.			2.2000	1/15/2017	50,608
250,000	Minerva Luxembourg SA (c)			7.7500	1/31/2023	248,125
200,000	Minerva Luxembourg SA			7.7500	1/31/2023	198,500
200,000	Pesquera Exalmar S.A.A. (c)			7.3750	1/31/2020	182,000
200,000	Pesquera Exalmar S.A.A.			7.3750	1/31/2020	182,000
95,000	Post Holdings, Inc. (c)			7.3750	2/15/2022	101,650
150,000	Sigma Alimentos SA de CV			5.6250	4/14/2018	162,000
100,000	Sun Merger Sub, Inc. (c)			5.8750	8/1/2021	102,500
275,000	Tyson Foods, Inc.			4.5000	6/15/2022	279,996
						4,852,231
	FOREIGN GOVERNMENT - 0.2%
200,000	Banco Nacional de Desenvolvimento Economico e Social			6.3690	6/16/2018	217,000
430,000	Mexico Government International Bond			4.0000	10/2/2023	425,700
						642,700
	FOREST PRODUCTS & PAPER - 0.2%
200,000	Inversiones CMPC SA (c)			4.3750	5/15/2023	186,387
150,000	Inversiones CMPC SA (c)			4.5000	4/25/2022	142,435
150,000	Inversiones CMPC SA			4.5000	4/25/2022	142,435
200,000	Inversiones CMPC SA			4.7500	1/19/2018	209,764
						681,021
	HEALTHCARE-PRODUCTS - 0.3%
90,000	Alere, Inc. (c)			6.5000	6/15/2020	92,475
150,000	Baxter International Inc.			3.2000	6/15/2023	143,302
275,000	Becton Dickinson and Co.			3.1250	11/8/2021	266,575
90,000	Becton Dickinson and Co.			3.2500	11/12/2020	89,856
370,000	Covidien International Finance SA			2.9500	6/15/2023	342,274
						934,482
	HEALTHCARE-SERVICES - 0.3%
95,000	Davita HealthCare Partners, Inc.			5.7500	8/15/2022	96,188
85,000	IASIS Healthcare LLC / IASIS Capital Corp.			8.3750	5/15/2019	90,100
95,000	Select Medical Corp. (c)			6.3750	6/1/2021	93,337
242,000	WellPoint, Inc.			2.3750	2/15/2017	244,975
110,000	WellPoint, Inc.			5.2500	1/15/2016	118,935
300,000	WellPoint, Inc.			2.3000	7/15/2018	297,619
						941,154
	HOLDING COMPANIES-DIVERSIFIED - 0.7%
700,000	Grupo KUO SAB De CV			6.2500	12/4/2022	700,000
200,000	Hutchison Whampoa International 9/16 Ltd.			4.6250	9/11/2015	211,644
400,000	Odebrecht Finance Ltd.			7.5000	Perpetual	387,000
600,000	Noble Group Ltd.			6.7500	1/29/2020	630,000
200,000	SMU SA (c)			7.7500	2/8/2020	144,000
						2,072,644

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Principal Amount ($)				Yield	Maturity	Value
	HOME BUILDERS - 0.1%
90,000	Toll Brothers Finance Corp.			5.5750%	2/15/2022	$ 93,150
90,000	WCI Communities, Inc. (c)			6.8750	8/15/2021	89,550
						182,700
	HOME EQUITY ABS - 1.2%
339,657	ACE Securities Corp.\Home Equity Loan Trust Series 2006-NC1 A2C (d)			0.3646	12/25/2035	335,927
1,292,665	Bayview Financial Acquisition Trust 2007-A 1A5 (f)			6.1010	5/28/2037	1,297,335
420,631	GSAA Home Equity Trust 2007-10 A1A			6.0000	11/25/2037	352,031
527,928	GSAA Trust 2005-7 AF2 (d)			4.4760	5/25/2035	532,909
767,793	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)			0.8696	3/25/2035	763,563
325,023	RASC Series 2005-KS4 M1 Trust (d)			0.5746	5/25/2035	322,717
						3,604,482
	HOUSEHOLD PRODUCTS/WARES - 0.1%
100,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu			9.8750	1/9/1900	111,250
91,000	Spectrum Brands Escrow Corp. (c)			6.6250	11/15/2022	96,801
						208,051
	INSURANCE - 0.4%
100,000	Berkshire Hathaway, Inc.			2.2000	8/15/2016	103,290
370,000	Liberty Mutual Group, Inc. (c)			6.5000	5/1/2042	406,057
475,000	MetLife, Inc.			4.1250	8/13/2042	413,072
50,000	MetLife, Inc.			5.7000	6/15/2035	54,607
75,000	MetLife, Inc.			6.3750	6/15/2034	88,700
100,000	Metropolitan Life Global Funding I (c)			2.5000	9/29/2015	102,989
						1,168,715
	INTERNET - 0.1%
100,000	eBay, Inc.			0.7000	7/15/2015	100,269
85,000	Equinix, Inc.			7.0000	7/15/2021	92,862
30,000	IAC/InterActiveCorp. (c)			4.8750	11/30/2018	30,675
						223,806
	INVESTMENT COMPANIES - 0.2%
300,000	Grupo Aval Ltd. (c)			4.7500	9/26/2022	276,750
200,000	Grupo Aval Ltd.			5.2500	2/1/2017	210,800
						487,550
	IRON/STEEL - 0.2%
150,000	Glencore Funding LLC (c)			2.5000	1/15/2019	145,248
400,000	Samarco Mineracao SA			4.1250	11/1/2022	360,000
						505,248
	LEISURE TIME - 0.0%
30,000	NCL Corp. Ltd. (c)			5.0000	2/15/2018	30,900

	LODGING - 0.2%
100,000	Marriott International Inc./DE			6.2000	6/15/2016	111,227
90,000	MGM Resorts International			6.6250	12/15/2021	95,175
100,000	Prime Holdings Labuan Ltd.			5.3750	9/22/2014	102,808
260,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.			7.7500	8/15/2020	291,850
						601,060

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Principal Amount ($)				Yield	Maturity	Value
	MACHINERY-CONSTRUCTION & MINING - 0.2%
100,000	Caterpillar Financial Services Corp.			1.3500%	9/6/2016	$ 100,619
300,000	Ferreycorp SAA (c)			4.8750	4/26/2020	280,500
85,000	Manitowoc Co., Inc.			8.5000	11/1/2020	96,475
95,000	Terex Corp.			6.0000	5/15/2021	98,206
						575,800
	MEDIA - 0.3%
100,000	CCO Holdings LLC / CCO Holdings Capital Corp.			5.2500	9/30/2022	93,375
100,000	Comcast Corp.			6.5000	1/15/2015	106,032
270,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.			5.0000	3/1/2021	283,637
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.			2.4000	3/15/2017	101,806
200,000	Grupo Televisa SAB			6.0000	5/15/2018	222,708
105,000	Sirius XM Holdings, Inc. (c)			4.2500	5/15/2020	99,225
50,000	Thomson Reuters Corp.			1.3000	2/23/2017	49,668
						956,451
	MINING - 0.7%
500,000	Cia Minera Milpo SAA (c)			4.6250	3/28/2023	452,500
200,000	Freeport-McMoRan Copper & Gold, Inc.			2.1500	3/1/2017	201,303
200,000	Fresnillo PLC (c)			5.5000	11/13/2023	194,000
500,000	Southern Copper Corp.			5.2500	11/8/2042	405,489
600,000	Vedanta Resources PLC (c)			7.1250	5/31/2023	549,750
200,000	Vedanta Resources PLC			8.2500	6/7/2021	200,750
						2,003,792
	MISCELLANEOUS MANUFACTURING - 0.1%
230,000	Illinois Tool Works, Inc.			3.3750	9/15/2021	228,899
53,000	Illinois Tool Works, Inc.			6.2500	4/1/2019	63,210
						292,109
	MULTI-NATIONAL - 0.2%
635,000	Corp Andina de Fomento			3.7500	1/15/2016	660,208

	MUNICIPAL - 0.3%
630,000	New York State Dormitory Authority			5.5000	3/15/2027	748,213

	OFFICE/BUSINESS EQUIPMENT - 0.1%
373,000	Xerox Corp.			4.2500	2/15/2015	386,961

	OIL & GAS - 3.2%
65,000	Bonanza Creek Energy, Inc.			6.7500	4/15/2021	68,088
100,000	BP Capital Markets PLC			3.1250	10/1/2015	104,303
250,000	BP Capital Markets PLC			2.5000	11/6/2022	227,621
75,000	BP Capital Markets PLC			4.7500	3/10/2019	83,036
200,000	CNPC General Capital Ltd.			1.4500	4/16/2016	198,107
230,000	ConocoPhillips			6.5000	2/1/2039	288,424
100,000	ConocoPhillips			4.6000	1/15/2015	104,238
420,000	Devon Energy Corp.			4.0000	7/15/2021	427,298
125,000	Devon Energy Corp.			6.3000	1/15/2019	144,857
100,000	Devon Energy Corp.			1.8750	5/15/2017	100,728
142,260	Dolphin Energy Ltd.			5.8880	12/15/2021	155,277
200,000	Gazprom Neft OAO Via GPN Capital SA (c)			6.0000	11/27/2023	203,380
200,000	Gazprom OAO Via Gaz Capital SA			5.0920	11/29/2015	212,700
900,000	Gazprom OAO Via Gaz Capital SA			4.9500	2/6/2028	796,500
200,000	Lukoil International Finance BV			3.4160	4/24/2018	201,750
800,000	Lukoil International Finance BV			4.5630	4/24/2023	750,800
270,000	Marathon Petroleum Corp.			5.1250	3/1/2021	292,482
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Principal Amount ($)				Yield	Maturity	Value
	OIL & GAS - 3.2% (continued)
90,000	Newfield Exploration Co.			5.7500%	1/30/2022	$ 92,700
200,000	Novatek			5.3260	2/3/2016	212,250
100,000	Oasis Petroleum, Inc. (c)			6.8750	3/15/2022	106,000
250,000	Pacific Rubiales Energy Corp. (c)			5.1250	3/28/2023	229,375
200,000	Pacific Rubiales Energy Corp. (c)			5.3750	1/26/2019	201,500
600,000	Pacific Rubiales Energy Corp.			7.2500	12/12/2021	636,000
541,000	Pemex Project Funding Master Trust			6.6250	6/15/2035	569,403
350,000	Petrobras Global Finance BV			1.8574	5/20/2016	349,125
200,000	Petrobras Global Finance BV (d)			4.3750	5/20/2023	178,178
100,000	Phillips 65			1.9500	3/5/2015	101,393
250,000	Phillips 66			5.8750	5/1/2042	271,137
129,250	Ras Laffan Liquefied Natural Gas Co. Ltd. III			5.8320	9/30/2016	137,328
200,000	Rosneft Oil Co. via Rosneft International Finance Ltd.			3.1490	3/6/2017	202,500
450,000	Rosneft Oil Co. via Rosneft International Finance Ltd.			4.1990	3/6/2022	412,875
80,000	SM Energy Co. (c)			5.0000	1/15/2024	76,200
260,000	Transocean, Inc.			6.0000	3/15/2018	291,576
600,000	Tupras Turkiye Petrol Rafinerileri AS			4.1250	5/2/2018	558,000
60,000	Ultra Petroleum Corp. (c)			5.7500	12/15/2018	61,650
100,000	Valero Energy Corp.			4.5000	2/1/2015	103,969
245,000	Valero Energy Corp.			6.1250	2/1/2020	279,845
						9,430,593
	OIL & GAS SERVICES - 0.1%
240,000	Halliburton Co.			6.1500	9/15/2019	283,793

	OTHER ABS - 4.7%
500,000	Apidos CDO 2013-16A X (c,d)			1.2391	1/19/2025	500,000
390,689	Apidos CDO III 2006-3A A1 (c,d)			0.5019	6/12/2020	388,464
113,205	Atrium IV 4A A2 (c,d)			0.4916	6/8/2019	112,607
250,000	Avalon IV Capital Ltd. 2012-1A D (c,d)			5.2436	4/17/2023	249,979
500,000	Babson CLO, Inc. 2005- 2A A2 (c,d)			0.6421	7/20/2019	489,848
250,000	Babson CLO Ltd. 2013-IA A (c,d)			1.3421	4/20/2025	246,353
466,636	Babson CLO Ltd. 2007-IX A2A (d)			0.4510	1/18/2021	458,304
140,662	Black Diamond CLO 2005-1A AI Delaware Corp. (c,d)			0.5151	6/20/2017	139,728
500,000	BlueMountain CLO Ltd. 2005-1A A2 (c,d)			0.6106	11/15/2017	497,219
250,000	Carlyle Global Market Strategies CLO Ltd. 2013-2A D (c,d)			3.9961	4/18/2025	242,859
410,208	Carlyle High Yield Partners VIII Ltd. (c,d)			0.4791	5/21/2021	405,907
500,000	CENT CLO LP 2013-20A Class C (d)			3.2360	1/25/2026	496,650
2,000,000	Citigroup Mortgage Loan Trust 2007-WFH2 (d)			0.3446	3/25/2037	1,863,446
349,539	ColumbusNova CLO Ltd. 2005-15 1AF6 (c,d)			0.4885	5/16/2019	344,906
506,567	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)			4.7564	4/25/2036	511,558
2,167	CREST 2003-2A A1 Ltd. (c,d)			0.7636	12/28/2018	2,167
193,530	Eaton Vance CDO IX Ltd. 2007 9A A2 (c,d)			0.4721	4/20/2019	192,313
500,000	Gale Force 2 CLO Ltd. 2006-2A B (c,d)			0.6636	4/15/2018	501,670
336,483	Gannett Peak CLO Ltd. 2006-1A A1A (c,d)			0.4881	10/27/2020	334,686
250,000	GLG One Hill CLO 2013-1A A (c,d)			1.3636	7/15/2025	244,216
500,000	Halcyon Loan Advisors Funding 2012-1A D Ltd. (c,d)			5.7406	8/15/2023	480,492
250,000	ING IM CLO 2012-1A C Ltd. (c,d)			5.2429	3/14/2022	250,929
386,702	JP Morgan Mortgage Acquisition Trust 2007-CH5 A3 (d)			0.2746	5/25/2037	372,342
420,644	KKR Financial CLO 2007-1A A (c,d)			0.5906	5/15/2021	413,175
236,568	LightPoint CLO III Ltd. 2005-3A A1A (c,d)			0.5029	9/15/2017	234,581
250,000	Marea CLO Ltd. 2012-1A E (c,d)			6.3436	10/16/2023	249,874
436,964	Morgan Stanley Capital I, Inc. Trust 2006-NC2 A2C (d)			0.3446	2/25/2036	431,676
250,000	NewMark Capital Funding 2013-1A A2 Ltd. (c,d)			1.3591	6/2/2025	244,988
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Principal Amount ($)				Yield	Maturity	Value
	OTHER ABS - 4.7% (continued)
250,000	Ocean Trails CLO IV 2013-4A A (c,d)			1.6714%	8/13/2025	$ 246,953
250,000	OHA Credit Partners IX Ltd. 2013-9A X (c,d)			1.2294	10/20/2025	249,999
500,000	Pacific Bay CDO Ltd. 2003-1A A2 (c,d)			1.5999	11/4/2038	473,750
1,078,710	RAMP Series 2006-RS4 A3 Trust (d)			0.3346	7/25/2036	1,007,190
448,035	RASC Series 2007-KS2 AI2 Trust (d)			0.2846	2/25/2037	431,050
387,487	Structured Asset Securities Corp. Mortgage Loan Trust 2005-4XS 1A3 (f)			5.0000	3/25/2035	397,177
127,554	Vitesse CLO Ltd. 2006-1A A1L (c,d)			0.4885	8/17/2020	126,054
						13,833,110
	PACKAGING & CONTAINERS - 0.0%
90,000	Sealed Air Corp. (c)			6.5000	12/1/2020	96,750

	PHARMACEUTICALS - 0.5%
500,000	CFR International SpA			5.1250	12/6/2022	459,185
100,000	Express Scripts Holdings Co.			2.1000	2/12/2015	101,449
265,000	Novartis Capital Corp.			4.4000	4/24/2020	288,621
315,000	Teva Pharmaceutical Finance Co. BV			2.9500	12/18/2022	285,192
100,000	Mylan, Inc./PA (c)			1.8000	6/24/2016	101,946
90,000	Valeant Pharmaceuticals International, Inc. (c)			7.5000	7/15/2021	98,775
						1,335,168
	PIPELINES - 0.7%
110,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. (c)			4.7500	11/15/2021	100,650
100,000	Kinder Morgan Energy Partners LP			6.0000	2/1/2017	112,089
215,000	Kinder Morgan Energy Partners LP			6.9500	1/15/2038	246,992
275,000	Kinder Morgan Energy Partners LP			2.6500	2/1/2019	271,950
100,000	ONEOK Partners LP			3.2500	2/1/2016	103,975
261,000	ONEOK Partners LP			6.1250	2/1/2041	276,388
90,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.			8.2500	4/15/2018	95,400
100,000	Regency Energy Partners LP / Regency Energy Finance Corp.			5.5000	4/15/2023	97,500
110,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. (c)			4.2500	11/15/2023	98,450
600,000	Transportadora de Gas Internacional SA ESP (b)			5.7000	3/20/2022	635,250
						2,038,644
	REITS - 0.2%
50,000	Boston Properties LP			3.1250	9/1/2023	45,669
245,000	Boston Properties LP			4.1250	5/15/2021	250,291
30,000	MPT Operating Partnership LP / MPT Finance Corp.			6.3750	2/15/2022	31,050
100,000	Simon Property Group LP			4.1250	12/1/2021	103,450
150,000	Simon Property Group LP			4.3750	3/1/2021	158,601
100,000	Simon Property Group LP			5.2500	12/1/2016	110,686
						699,747
	RETAIL - 0.5%
75,000	Claire's Stores, Inc. (c)			7.7500	6/1/2020	69,750
330,000	Macy's Retail Holdings, Inc.			2.8750	2/15/2023	298,658
500,000	SACI Falabella (c)			3.7500	4/30/2023	450,519
90,000	Sally Holdings LLC / Sally Capital, Inc.			5.7500	6/1/2022	93,600
560,000	Wal-Mart Stores, Inc.			3.2500	10/25/2020	571,819
100,000	Wal-Mart Stores, Inc.			0.6000	4/11/2016	99,855
						1,584,201

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Principal Amount ($)				Yield	Maturity	Value
	SOFTWARE - 0.3%
95,000	Activision Blizzard, Inc. (c)			5.6250%	9/15/2021	$ 98,325
50,000	BMC Software Finance, Inc. (c)			8.1250	7/15/2021	51,500
320,000	Microsoft Corp.			2.1250	11/15/2022	289,085
125,000	Oracle Corp.			1.2000	10/15/2017	123,007
435,000	Oracle Corp.			2.3750	1/15/2019	438,894
						1,000,811
	TELECOMMUNICATIONS - 1.1%
100,000	AT&T, Inc.			2.5000	8/15/2015	102,670
300,000	AT&T, Inc.			5.3500	9/1/2040	296,830
450,000	British Telecommunications PLC			5.9500	1/15/2018	514,560
40,000	Deutsche Telekom International Finance BV			8.7500	6/15/2030	56,431
90,000	Intelsat Luxembourg SA (c)			7.7500	6/1/2021	96,525
200,000	Koninklijke KPN NV			8.3750	10/1/2030	253,551
375,000	Motorola Solutions, Inc.			6.0000	11/15/2017	426,546
385,000	Orange SA			2.7500	9/14/2016	399,802
200,000	PCCW-HKT Capital No. 4 Ltd.			4.2500	2/24/2016	210,448
200,000	Qtel International Finance Ltd.			3.3750	10/14/2016	209,508
95,000	SBA Communications Corp.			5.6250	10/1/2019	97,850
305,000	Verizon Communications, Inc.			2.5000	9/15/2016	315,381
200,000	VimpelCom Holdings BV (c)			5.9500	2/13/2023	188,500
						3,168,602
	TOYS/GAMES/HOBBIES - 0.1%
310,000	Mattel, Inc.			2.5000	11/1/2016	317,988

	TRANSPORTATION - 0.1%
310,000	Burlington Northern Santa Fe LLC			3.0000	3/15/2023	288,691

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.7%
211,827	Fannie Mae Pool 985190 (e)			6.0000	8/1/2038	234,352
172,627	Fannie Mae Pool AB3850 (e)			4.0000	11/1/2041	175,844
1,760,596	Fannie Mae Pool AB5459 (e)			4.0000	6/1/2042	1,795,728
7,403,150	Fannie Mae Pool AB9037 (e)			3.0000	4/1/2038	7,036,459
184,314	Fannie Mae Pool AD0500 (e)			5.5000	9/1/2036	202,771
235,060	Fannie Mae Pool AI6658 (e)			4.0000	8/1/2041	239,457
457,947	Fannie Mae Pool AJ4118 (e)			4.0000	11/1/2041	466,550
377,657	Fannie Mae Pool AL1793 (e)			6.0000	1/1/2041	417,840
466,279	Fannie Mae Pool AL4292 (e)			4.5000	4/1/2026	496,421
222,928	Fannie Mae Pool MA1050 (e)			4.5000	3/1/2042	232,801
4,911,141	Fannie Mae Pool MA0919 (e)			3.5000	12/1/2031	4,874,731
619,899	Fannie Mae Pool MA0949 (e)			3.5000	1/1/2032	615,303
3,711,180	Fannie Mae Pool MA1117 (e)			3.5000	7/1/2042	3,645,298
3,876,974	Fannie Mae Pool MA1459 (e)			3.0000	6/1/2033	3,711,135
467,521	Fannie Mae Pool MA3894 (e)			4.0000	9/1/2031	486,421
369,594	Freddie Mac Gold Pool G06954			6.0000	5/1/1940	407,380
447,491	Freddie Mac Gold Pool N70081			5.5000	7/1/2038	488,773
						25,527,264

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Principal Amount ($)				Yield	Maturity	Value
	U.S. GOVERNMENT OBLIGATIONS - 5.5%
1,130,000	United States Treasury Note			0.2500%	2/15/2015	$ 1,130,794
430,000	United States Treasury Note			0.7500	6/30/2017	425,465
730,000	United States Treasury Note			0.8750	12/31/2016	731,597
4,140,000	United States Treasury Note			1.0000	8/31/2019	3,915,211
4,500,000	United States Treasury Note			1.6250	8/15/2022	4,088,322
3,160,000	United States Treasury Note			1.8750	6/30/2020	3,083,221
1,890,000	United States Treasury Bond			3.7500	8/15/2041	1,842,455
850,000	United States Treasury Bond			4.2500	5/15/2039	906,445
						16,123,510

	TOTAL BONDS & NOTES (Cost - $197,574,666)					194,156,463

	SHORT-TERM INVESTMENTS - 2.4%
	U.S. GOVERNMENT OBLIGATIONS - 2.4%
3,900,000	United States Treasury Note			0.2500	3/31/2014	3,901,525
3,160,000	United States Treasury Note			0.2500	5/31/2014	3,161,852
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,064,009)					7,063,377

	TOTAL INVESTMENTS - 77.3% (Cost - $223,956,688) (g)					$ 227,927,605
	OTHER ASSETS LESS LIABILITIES - 22.7%					66,900,426
	NET ASSETS - 100.0%					$ 294,828,031

	ABS - Asset Backed Security
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
	STRIPS - Separate Trading of Registered Interest and Principal of Securities
*	Non-Income bearing.
(a)	All or a portion of these investment is a holding of the AFES Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at December 31, 2013.
(c)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration  to qualified institutional buyers. At December 31, 2013, these securities amounted to $35,276,530 or 11.97% of net assets. In addition, these securities are determined to be illiquid by the Board of Trustees.

(d)	Variable rate security; the rate shown represents the rate at December 31, 2013.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home
	Loan Mortgage Corp. and Federal National Mortgage Association currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of December 31, 2013.
(g)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $224,198,941 and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:		$ 10,065,447
				Unrealized Depreciation:		(6,336,783)
				Net Unrealized Appreciation:		$ 3,728,664

	OPEN TOTAL RETURN SWAP CONTRACTS (a)
		Notional		Termination		Unrealized
	Reference Entity	Amount	Interest Rate	Date	Counterparty	Appreciation
	Barclays Bank PLC SWAP	$ 27,133,053	LIBOR + 120bps	11/9/2016	Barclays Capital, Inc.	$ 1,046,333

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Consolidation of Subsidiaries – The Consolidated Portfolio of Investments of the Fund include AFES Fund Limited (“AFES”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. The Fund consolidates the results of subsidiaries in which the fund holds a controlling economic interest (greater than 50%).

A summary of the Fund’s investment in AFES as follows:

Inception Date of AFES	AFES Net Assets at December 31, 2013	% of Total Net Assets at December 31, 2013

AFES	October 31, 2011	$ 59,232,512	20.09%

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

AFES gains exposure to the global derivatives markets through the use of unaffiliated trading companies of Futures Evolution Ltd. (“FEL”).FEL is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on September 8, 2011. FEL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”). Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. AFES may redeem its shares in FEL on a biweekly basis.

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES investments daily based on the CTA’s position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA.  The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA.  The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisors estimate or the CTA’s estimate. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.   For financial reporting purposes, at December 31, 2013, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price at 4pm eastern time.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements - The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the reference assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at December 31, 2013 is a reflection of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Unaffiliated Trading Companies	$ -	$ 5,111,956	$ -	$ 5,111,956
Structured Note	-	21,595,809	-	21,595,809
Bonds & Notes	-	194,156,463	-	194,156,463
Short-Term Investments	-	7,063,377	-	7,063,377
Total Investments	$ -	$ 227,927,605	$ -	227,927,605
Derivatives
Swaps	$ -	$ 1,046,333	$ -	$ 1,046,333
Total Derivatives	$ -	$ 1,046,333	$ -	$ 1,046,333
* Refer to the Consolidated Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/28/2014